CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 4,263	$ 12,180	$ 13,961
Restricted cash	87,220	61,138	26,873
Accounts receivable, net of allowance for credit losses	851	859	1,156
Cash due from gateways, net of allowance	66	12,834	7,427
Prepaid and other current assets	3,313	2,854	9,799
Total current assets	95,713	89,865	59,216
Non-current Assets:
Property and equipment, net	1,300	306	1,696
Goodwill	20,318	26,753	26,753
Intangible assets, net	3,676	5,059	6,739
Operating lease right-of-use assets, net	3,627	4,279	1,533
Other assets	2,677	2,403	1,720
Total non-current assets	31,598	38,800	38,441
Total assets	127,311	128,665	97,657
Current Liabilities:
Accounts payable	2,986	1,819	1,630
Accrued liabilities	7,569	5,755	3,350
Accrued interest		0	1,728
Payment processing liabilities, net	87,542	76,772	28,912
Current portion of operating lease liabilities	821	692	534
Other current liabilities	1,220	504	582
Total current liabilities	100,138	85,542	36,736
Long term debt, net of debt discount	17,706	15,912	61,735
Operating lease liabilities, less current portion	3,144	3,720	1,109
Total liabilities	120,988	105,174	99,580
Commitments and contingencies	0	0	0
Stockholders’ Equity/(Deficit):
Preferred stock, value	1	1	0
Common stock, value	7	6	5
Additional paid-in capital	177,750	175,664	97,494
Accumulated other comprehensive income	1,120	401	357
Accumulated deficit	(172,555)	(152,581)	(99,772)
Less: Shares to be returned			(7)
Total stockholders’ equity/(deficit)	6,323	23,491	(1,923)
Total liabilities and stockholder’s equity/(deficit)	$ 127,311	$ 128,665	$ 97,657